LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period
Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2023, are as follows:

2024	$4,937
2025	4,168
2026	3,505
2027	3,058
2028	2,776
2029 and thereafter	3,821

Total undiscounted lease payments	$22,265

Less: adjustment to discounted lease payments	(1,561)

Total discounted lease payments	$20,704

Schedule of Weighted Average Remaining Lease Terms and Discount Rates
The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Weighted-average remaining lease term (years):	5.49

Weighted-average discount rate:	2.84%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Weighted-average remaining lease term (years):	6.42

Weighted-average discount rate:	2.7%